Related parties	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related parties

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
Short-term employee benefits	2.2	3.9	2.8
Share-based payment expense	2.4	3.5	7.6
Non-Executive Director fees	0.3	0.3	0.4
Total Directors' and executive officers' compensation	4.9	7.7	10.8